Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	$ 1,916	$ 1,885
Current portion of non-current borrowings	(6,051)	(6,097)
Non-current portion of non-current borrowings	48,903	51,735
Non-current financial liabilities	48,576	49,528
Principal [Member]
Disclosure of detailed information about borrowings [line items]
Long -term borrowings	55,262	58,345
Current Portion Of Long term Borrowings Gross	(6,165)	(6,165)
Long term Borrowings Gross	49,097	52,180
Principal [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities	51,005	51,954
Current financial liabilities	(1,973)	(1,942)
Non-current financial liabilities	49,032	50,012
Deferred Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Unamortised Discount	(367)	(471)
Current Portion Of Debt Instrument Unamortised Discount	206	208
Long Term Debt Instrument Unamortised Discount	(161)	(263)
Deferred Finance Costs [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Unamortised Discount	(513)	(541)
Current Portion Of Debt Instrument Unamortised Discount	57	57
Long Term Debt Instrument Unamortised Discount	(456)	(484)
Modification Of Loan [Member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	(333)	(482)
[custom:CurrentPortionOfModificationOfLoan-0]	300	300
[custom:NonCurrentPortionOfModificationOfLoan-0]	(33)	(182)
[custom:NonCurrentPortionOfModificationOfLoan-0]	33	182
Modification Of Loan [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Modification of loan	0	0
[custom:CurrentPortionOfModificationOfLoan-0]	0	0
[custom:NonCurrentPortionOfModificationOfLoan-0]	0	0
[custom:NonCurrentPortionOfModificationOfLoan-0]	0	0
Accrued Interest [Member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	392	440
Current Accrued Interest	(392)	(440)
[custom:AccruedInterestNonCurrent-0]	0	0
Accrued Interest [Member] | Financial Liabilites [member]
Disclosure of detailed information about borrowings [line items]
Accrued interest	0	0
Current Accrued Interest	0	0
[custom:AccruedInterestNonCurrent-0]	0	0
Amortized Cost [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	54,954	57,832
Current portion of non-current borrowings	(6,051)	(6,097)
Non-current portion of non-current borrowings	48,903	51,735
Amortized Cost [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about borrowings [line items]
Current financial liabilities at amortised cost	(1,916)	(1,885)
Financial liabilities at amortised cost	50,492	51,413
Non-current financial liabilities at amortised cost	48,576	$ 49,528
Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited / First Citizens Bank & Trust Company [Member]
Disclosure of detailed information about borrowings [line items]
Long -term borrowings	34,622
Debt Instrument Unamortised Discount	(145)
Modification of loan	(333)
Accrued interest	279
Borrowings	34,423
Calypso Shipholding S.A. / Marguerite Maritime S.A. [member]
Disclosure of detailed information about borrowings [line items]
Long -term borrowings	20,640
Debt Instrument Unamortised Discount	(222)
Modification of loan	0
Accrued interest	113
Borrowings	20,531
Daxos Maritime Limited And SK Shipholding S.A. [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities	25,903
Debt Instrument Unamortised Discount	(271)
Modification of loan	0
Accrued interest	0
Financial liabilities at amortised cost	25,632
Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities	23,702
Debt Instrument Unamortised Discount	(242)
Modification of loan	0
Accrued interest	0
Financial liabilities at amortised cost	23,460
Olympia Shipholding S A S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities	1,400
Debt Instrument Unamortised Discount	0
Modification of loan	0
Accrued interest	0
Financial liabilities at amortised cost	$ 1,400